Financial instruments fair value risk - Narrative (Details) - Level 3 - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Detailed Information about Financial Instruments [Line Items]
Gain (loss) impact in income statement due to Level 3 instruments	€ (68)	€ 11
Unlisted Investment In Unilever Venture Companies	584	623
Long-term cash receivables insurance contracts	161	122
Option over a non-controlling interest	€ 31	€ 41